Net Loss Per Share Attributable to Common Stockholders (Tables)	12 Months Ended
Mar. 31, 2021
Earnings Per Share [Abstract]
Summary of computation of basic and diluted net loss per share attributable to common stockholders
The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders for the periods presented:

	Year Ended March 31,
	2021		2020		2019
	Class A	Class B	Class A	Class B	Class A	Class B
	(in thousands, except share and per share data)
Numerator:

Net loss attributable to common stockholders	$(37,070)	$(146,549)	$(49,094)	$(201,769)	$(28,592)	$(154,941)

Denominator:

Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	8,771,824	34,678,002	7,525,465	30,928,302	5,371,951	29,110,507

Net loss per share attributable to common stockholders, basic and diluted	$(4.23)	$(4.23)	$(6.52)	$(6.52)	$(5.32)	$(5.32)

Summary of the potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders
The potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been anti-dilutive are as follows:

	Year Ended March 31,
	2021		2020		2019
	Class A	Class B	Class A	Class B	Class A	Class B
Conversion of redeemable convertible preferred stock	—	91,198,378	—	86,443,341	—	86,443,341
Outstanding stock options	7,898,294	21,476,732	—	29,817,566	—	28,067,150
Issuance of common stock upon early exercise of options (unvested)	—	—	—	3,810,417	—	5,285,417

Total	7,898,294	112,675,110	—	120,071,324	—	119,795,908